Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	225,000,000	225,000,000	225,000,000
Common stock, shares issued	24,876,189	22,911,857	19,867,200
Common stock, shares outstanding	24,876,189	22,911,857	19,867,200